Summary of Significant Accounting Policies (Reclassifications) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents	$ 419,374	$ 480,443	$ 74,973	$ 73,990	$ 75,426
Restricted cash	12,278	12,278	$ 7,878	7,378	$ 5,640
Total current assets	475,328	536,671		119,097
Total assets	$ 548,059	$ 605,546		156,039
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents				81,368
Restricted cash				0
Total current assets				119,097
Total assets				156,039
Reclassification
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents				(7,378)
Restricted cash				7,378
Total current assets				0
Total assets				$ 0